Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitment and Contingencies
Schedule of capital expenditures contracted

	As of December 31,
	2022	2023
Property, plant and equipment	4,541,383	5,465,192
Leasehold improvements	807,666	552,626
Total	5,349,049	6,017,818